Subsequent events (Details Textual) ₪ in Millions, $ in Millions, $ in Millions							1 Months Ended				12 Months Ended
	Sep. 03, 2019	Sep. 01, 2019	Aug. 28, 2019	Jul. 19, 2019	Jul. 15, 2019	Jul. 01, 2019	Oct. 30, 2019 ARS ($)	Oct. 28, 2019 USD ($)	Aug. 31, 2019 ILS (₪)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 ARS ($)
Subsequent events (Textual)
Foreign currency loss											$ 7,284
Decrease in currancy, percentage											40.00%
Non-Adjusting Events After Reporting Period [Member]
Subsequent events (Textual)
Auctioned amount, description										The second tranche of Class I NCN was auctioned, under the Program approved by the Shareholders' Meeting for up to US$ 350 million, and the liquidation took place on August 6, 2019. The amount of such liquidation was US$ 85 million. Additionally, on the same date the auction of the first tranche of Class II NCN was carried out. The result was 31,502 Chilean pesos, equivalent to US$ 45.
IDBD financing agreement, description									Dolphin irrevocably undertook the commitment to make capital contributions to IDBD for a total amount of NIS 210 in three equal annual payments (NIS 70 each) on September 2, in each of the years 2019-2021 ("Payments" and " payment dates", respectively). The aforementioned payments will be made in exchange for company shares or as a subordinated loan in similar terms to the subordinated loan that Dolphin advanced in the past to IDBD. On September 2, 2019, the first payment for NIS 70 million was made.
Dividend payable							$ 0
Availability of cash or cash equivalents description								Resident natural persons must obtain prior approval from the Central Bank to constitute external assets, remit family aid and the formation of guarantees and operational payments related to derivative transactions, in case the total amount of the above-mentioned transactions exceeds the equivalent of US$ 200 per month in all entities licensed to operate in foreign exchange market of which only up to US$ 100 may be acquired in cash, otherwise, the transaction shall be carried out by debit to local accounts. Previously, such monthly limit amount was US$ 10,000, in accordance with Communication “A” 6770.
Payment of debts stemming description								Prior approval from the Central Bank is also applicable for access to the foreign exchange market to make payments of debts stemming from imports of goods with related companies abroad when the following requirements are met: a) the relevant debt is pending as of August 31, 2019 and b) the debt exceeds the equivalent of US$ 2 million per month per resident customer.
Reporting obligations description								Communication "A" 6815 dated October 28, 2019, resident natural persons must obtain prior approval from the Central Bank to constitute external assets, remit family aid and the formation of guarantees and operational payments related to derivative transactions, in case the total amount of the above-mentioned transactions exceeds the equivalent of US$ 200 per month in all entities licensed to operate in foreign exchange market of which only up to US$ 100 may be acquired in cash, otherwise, the transaction shall be carried out by debit to local accounts. Previously, such monthly limit amount was US$ 10,000, in accordance with Communication "A" 6770.
Foreign exchange market for non-residents								Prior approval from the Central Bank will be required for non-residents to access the foreign exchange market in case of amounts greater than the equivalent of US$ 100 per month in all entities licensed to operate in foreign exchange transactions. Previously, such monthly limit amount was US$ 1,000 in accordance with Communication “A” 6770.
Shareholders meeting, description							(i) The absorption of the accumulated net losses as of June 30, 2019 against the special reserve; (ii) Distribution of dividend in kind for an equivalent of Ps. 480 million, payable in shares of IRSA CP, (iii) The extension of the Company's global program for the issuance of simple NCN, either secured or unsecured or guaranteed by third parties, for an additional total amount of up to US$ 250 (two hundred and fifty million US Dollars) (or an equivalent amount in other currencies); (iv) An increase the capital stock of the Company for a total amount of up to a nominal value of Ps. 200 million, and up to 200 million ordinary shares of Ps. 1 nominal value and one vote per share (equivalent to 34.56% of the current capital stock); (v) The implementation of an incentive plan to employees, management and Directors of the Company for up to 1% of the capital stock of the Company at the date of execution of such plan;
Non-Adjusting Events After Reporting Period [Member] | USD [Member]
Subsequent events (Textual)
Sale of land										$ 18
Payment of overdue or demand debts								$ 2
Non-Adjusting Events After Reporting Period [Member] | NIS [Member]
Subsequent events (Textual)
Advance amount | ₪									₪ 40
Advance payment of debentures | ₪									₪ 131
Major business combination [member]
Subsequent events (Textual)
Subsequent events, description				Condor signed an agreement and merger plan with a company not related to the Group. The agreement set that each ordinary share, whose nominal value is US$ 0.01 per share will be canceled before the merger and will have the right to receive a cash amount equivalent to US$ 11.10 per ordinary share. Additionally, in accordance with the terms and conditions of the merger agreement, each Series E convertible share will be automatically canceled and will become entitled to receive a cash amount equal to US$ 10.00 per share. It is estimated that the operation will be completed between October 2019 and December 2019. At the date of issuance of these financial statements, the Group held 2,197,023 ordinary shares and 325,752 Series E shares.
Sale of interest in Gav-Yam [Member]
Subsequent events (Textual)
Subsequent events, description		PBC sold approximately an additional 5.14% of Gav-Yam, therefore the stake of PBC in Gav-Yam went from 51.7% to 34.9%, the consideration received was NIS 224 (approximately Ps. 2,688 as of that day). It is estimated that as a result of these sales, PBC will lose control over Gav-Yam and will deconsolidate said investment.				PBC sold approximately 11.7% of its equity interest in Gav-Yam's through private agreements. After this transaction, the holding of PBC in Gav-Yam changed from 51.7% to 40.0%. The consideration received for said sale was NIS 456 (approximately Ps. 5,472 at the date of the transaction).
Repurchase of DIC debentures [member]
Subsequent events (Textual)
Subsequent events, description					The Board of Directors of DIC approved the application of a plan for the repurchase of its debentures (Series F and Series J), until July 15, 2020, for a total amount of up to an additional NIS 200. The aforementioned repurchases will be made in accordance with market opportunities, in accordance with the dates, prices and scope determined by the management of DIC. During the month of July 2019, DIC made the repurchase of its debentures for an amount of NIS 300.
Sale of Clal shares [Member]
Subsequent events (Textual)
Subsequent events, description	IDB concluded an agreement for the sale of an additional 6% of Clal shares, of which 1% will be collected in cash (approximately NIS 29) and the remaining 5% through the receipt of IDBD's own debentures for a nominal value of approximately NIS 190 million. The agreed price of Clal share was NIS 52.5 and the discount value applied to the IDBD negotiable obligations was between 25% -21% discount with respect to the nominal value.		The second buyer of the transaction described in Note 4.A. notified the decision to exercise the option for the remaining 3% at a price of NIS 50 per share for a total of NIS 83 million. These shares were delivered through a swap contract.
Swap contracts, percentage	35.30%